Expense Example - ALPS Intermediate Municipal Bond ETF - ALPS Intermediate Municipal Bond ETF Shares	Mar. 18, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	$ 554